Variable Annuity II
Advantage II Variable Annuity
Advantage III Variable Annuity
National Advantage Variable Annuity

     Flexible Premium Deferred Variable Annuity
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account C

     Supplement dated September 30, 2009
to Prospectuses and Statement of Additional Information (SAI) Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change will be effective October 6, 2009.

        Premier VIT NACM Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio Class I

Under “Investment Policies Of The Funds’ Portfolios” the following name and investment objective change will be effective October 6, 2009.

        Premier VIT NACM Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio Class I

A corresponding name change is hereby made throughout the prospectus.

This supplement will alter the SAI’s listed above in the following manner:

In the SAI’s under “Condensed Financials” the following name change will be effective October 6, 2009.

        Premier VIT NACM Small Cap Portfolio changed to Premier VIT NACM Small Cap Portfolio Class I

A corresponding name change is hereby made throughout the Statement of Additional Information (SAI).